Note 8 - Intangible Assets - Mortgage Servicing Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance, beginning of year	$ 1,724	$ 1,604
Originations	682	675
Amortization	(551)	(555)
Balance, end of year	1,855	1,724
Valuation reserve	0	0
Mortgage servicing rights, net	1,855	1,724
Fair value of mortgage servicing rights	$ 3,901	$ 3,196